PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
Property and equipment, net consists of the following:

	December 31,
	2021	2020
Internal-use software	$6,591	$3,682
Equipment	579	441
Construction in process	362	—
Furniture and fixtures	586	383
Leasehold improvements	509	455
Total property and equipment	8,627	4,961
Less: accumulated depreciation	(2,372)	(684)
Property and equipment, net	$6,255	$4,277
Depreciation expense was $1,689 and $381 for the years ended December 31, 2021 and 2020, respectively.